FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair Value Hierarchy Levels (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 54,547	$ 44,558
Financial liabilities	244,792	227,064
Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	23,102	16,546
Level 1
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	2,529	4,961
Financial liabilities	63	29
Level 1 | Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	2,498	4,958
Level 1 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	63	29
Level 1 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	0	0
Level 1 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	16	48
Level 1 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	129	85
Level 1 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	570	762
Level 1 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,777	4,063
Level 1 | Loans and notes receivables
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	6	0
Level 1 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	31	3
Level 2
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	10,752	8,743
Financial liabilities	3,814	4,285
Level 2 | Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	8,049	6,478
Level 2 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	3,367	4,150
Level 2 | Accounts payable and other | Discounted cash flows
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	3,367
Level 2 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	447	135
Level 2 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,639	1,972
Level 2 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,653	2,050
Level 2 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	2,267	1,908
Level 2 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	2,490	548
Level 2 | Loans and notes receivables
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	0
Level 2 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	2,703	2,265
Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	2,452	2,232
Financial liabilities	2,566	2,714
Level 3 | Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	2,424	2,155
Level 3 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	1,322	1,311
Level 3 | Accounts payable and other | Discounted cash flows
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	1,322
Level 3 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	1,244	1,403
Level 3 | Subsidiary equity obligations | Discounted cash flows
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	1,244
Level 3 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	0
Level 3 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets		383
Level 3 | Corporate bonds | Discounted cash flows
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	348
Level 3 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	437	451
Level 3 | Fixed income securities and other | Discounted cash flows
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	437
Level 3 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,634	1,316
Level 3 | Loans and notes receivables
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	5	5
Level 3 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 28	$ 77